Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XV
Entity Central Index Key	0000764719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000054207 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global AlternativeStrategy Fund
Class Name	Class A
Trading Symbol	DVRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$143	1.34%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2024, Class A shares of the fund provided a total return of 13.33%, at net asset value. This compares with a return of 33.68% and 5.78% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.44%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index:
    During the reporting period, the fund's allocation to both equity and fixed income securities contributed to absolute performance.
    Country selection within fixed income further boosted performance, in particular a long exposure to Australia and short exposure to Germany.
  Top detractors from performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index :
    Currency positions, used to tactically manage the currency allocation of the fund and express views, detracted from absolute performance. The fund’s short exposure to the Swiss Franc and New Zealand Dollar, which was partially offset by the fund’s long exposure to the Britain Pound, weakened performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	13.33%	4.39%	3.02%
A with initial sales charge (5.75%)	6.81%	3.16%	2.41%
Comparative Benchmark(s)
MSCI World Index (net div) +∆	33.68%	12.03%	9.78%
Bloomberg 1-3 Year U.S. Treasury Bond Index +∆	5.78%	1.29%	1.32%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.44%	2.37%	1.67%
+
Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 135,540,400
Holdings Count | Holding	1,056
Advisory Fees Paid, Amount	$ 1,087,314	[1]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	135,540,400	Total Management Fee ($)#:	1,087,314
Total Number of Holdings:	1,056	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.8%	43.0%	(17.2)%	41.6%)
	United Kingdom	0.4%	3.1%	0.0%)	3.5%)
	Japan	0.4%	2.1%	0.0%)	2.5%)
	North America ex-U.S.	1.1%	0.4%	0.0%)	1.5%)
	Emerging Markets	0.1%	0.0%	0.0%)	0.1%)
	Asia/Pacific ex-Japan	0.8%	0.0%	(0.8)%	0.0%)
	Europe ex-U.K.	1.9%	0.0%	(2.1)%	(0.2)%
Equity	Europe ex-U.K.	11.0%	5.4%	(3.6)%	12.8%)
	North America ex-U.S.	2.1%	3.1%	0.0%)	5.2%)
	U.S. Large Cap	28.9%	0.2%	(24.5)%	4.6%)
	U.S Small/Mid Cap	21.7%	0.0%	(18.1)%	3.6%)
	Emerging Markets	2.7%	5.8%	(5.3)%	3.2%)
	Asia/Pacific ex-Japan	1.2%	4.4%	(3.4)%	2.2%)
	Japan	3.9%	0.0%	(2.7)%	1.2%)
	United Kingdom	2.5%	0.0%	(3.9)%	(1.4)%
Cash	Cash & Cash Equivalents (d)				6.5%)
	Other (e)				13.1%)
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054210 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Alternative Strategy Fund
Class Name	Class B
Trading Symbol	DVRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$223	2.10%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2024, Class B shares of the fund provided a total return of 12.53%, at net asset value. This compares with a return of 33.68% and 5.78% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.44%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index:
    During the reporting period, the fund's allocation to both equity and fixed income securities contributed to absolute performance.
    Country selection within fixed income further boosted performance, in particular a long exposure to Australia and short exposure to Germany.
  Top detractors from performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index :
    Currency positions, used to tactically manage the currency allocation of the fund and express views, detracted from absolute performance. The fund’s short exposure to the Swiss Franc and New Zealand Dollar, which was partially offset by the fund’s long exposure to the Britain Pound, weakened performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	12.53%	3.61%	2.25%
B with CDSC (declining over six years from 4% to 0%)×	8.53%	3.26%	2.25%
Comparative Benchmark(s)
MSCI World Index (net div) +∆	33.68%	12.03%	9.78%
Bloomberg 1-3 Year U.S. Treasury Bond Index +∆	5.78%	1.29%	1.32%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.44%	2.37%	1.67%
+
Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 135,540,400
Holdings Count | Holding	1,056
Advisory Fees Paid, Amount	$ 1,087,314	[2]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	135,540,400	Total Management Fee ($)#:	1,087,314
Total Number of Holdings:	1,056	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.8%	43.0%	(17.2)%	41.6%)
	United Kingdom	0.4%	3.1%	0.0%)	3.5%)
	Japan	0.4%	2.1%	0.0%)	2.5%)
	North America ex-U.S.	1.1%	0.4%	0.0%)	1.5%)
	Emerging Markets	0.1%	0.0%	0.0%)	0.1%)
	Asia/Pacific ex-Japan	0.8%	0.0%	(0.8)%	0.0%)
	Europe ex-U.K.	1.9%	0.0%	(2.1)%	(0.2)%
Equity	Europe ex-U.K.	11.0%	5.4%	(3.6)%	12.8%)
	North America ex-U.S.	2.1%	3.1%	0.0%)	5.2%)
	U.S. Large Cap	28.9%	0.2%	(24.5)%	4.6%)
	U.S Small/Mid Cap	21.7%	0.0%	(18.1)%	3.6%)
	Emerging Markets	2.7%	5.8%	(5.3)%	3.2%)
	Asia/Pacific ex-Japan	1.2%	4.4%	(3.4)%	2.2%)
	Japan	3.9%	0.0%	(2.7)%	1.2%)
	United Kingdom	2.5%	0.0%	(3.9)%	(1.4)%
Cash	Cash & Cash Equivalents (d)				6.5%)
	Other (e)				13.1%)
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054211 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global AlternativeStrategy Fund
Class Name	Class C
Trading Symbol	DVRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$223	2.10%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2024, Class C shares of the fund provided a total return of 12.49%, at net asset value. This compares with a return of 33.68% and 5.78% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.44%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index:
    During the reporting period, the fund's allocation to both equity and fixed income securities contributed to absolute performance.
    Country selection within fixed income further boosted performance, in particular a long exposure to Australia and short exposure to Germany.
  Top detractors from performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index :
    Currency positions, used to tactically manage the currency allocation of the fund and express views, detracted from absolute performance. The fund’s short exposure to the Swiss Franc and New Zealand Dollar, which was partially offset by the fund’s long exposure to the Britain Pound, weakened performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	12.49%	3.60%	2.25%
C with CDSC (1% for 12 months)×	11.49%	3.60%	2.25%
Comparative Benchmark(s)
MSCI World Index (net div) +∆	33.68%	12.03%	9.78%
Bloomberg 1-3 Year U.S. Treasury Bond Index +∆	5.78%	1.29%	1.32%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.44%	2.37%	1.67%
+
Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 135,540,400
Holdings Count | Holding	1,056
Advisory Fees Paid, Amount	$ 1,087,314	[3]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	135,540,400	Total Management Fee ($)#:	1,087,314
Total Number of Holdings:	1,056	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.8%	43.0%	(17.2)%	41.6%)
	United Kingdom	0.4%	3.1%	0.0%)	3.5%)
	Japan	0.4%	2.1%	0.0%)	2.5%)
	North America ex-U.S.	1.1%	0.4%	0.0%)	1.5%)
	Emerging Markets	0.1%	0.0%	0.0%)	0.1%)
	Asia/Pacific ex-Japan	0.8%	0.0%	(0.8)%	0.0%)
	Europe ex-U.K.	1.9%	0.0%	(2.1)%	(0.2)%
Equity	Europe ex-U.K.	11.0%	5.4%	(3.6)%	12.8%)
	North America ex-U.S.	2.1%	3.1%	0.0%)	5.2%)
	U.S. Large Cap	28.9%	0.2%	(24.5)%	4.6%)
	U.S Small/Mid Cap	21.7%	0.0%	(18.1)%	3.6%)
	Emerging Markets	2.7%	5.8%	(5.3)%	3.2%)
	Asia/Pacific ex-Japan	1.2%	4.4%	(3.4)%	2.2%)
	Japan	3.9%	0.0%	(2.7)%	1.2%)
	United Kingdom	2.5%	0.0%	(3.9)%	(1.4)%
Cash	Cash & Cash Equivalents (d)				6.5%)
	Other (e)				13.1%)
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054212 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global AlternativeStrategy Fund
Class Name	Class I
Trading Symbol	DVRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2024, Class I shares of the fund provided a total return of 13.64%, at net asset value. This compares with a return of 33.68% and 5.78% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.44%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index:
    During the reporting period, the fund's allocation to both equity and fixed income securities contributed to absolute performance.
    Country selection within fixed income further boosted performance, in particular a long exposure to Australia and short exposure to Germany.
  Top detractors from performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index :
    Currency positions, used to tactically manage the currency allocation of the fund and express views, detracted from absolute performance. The fund’s short exposure to the Swiss Franc and New Zealand Dollar, which was partially offset by the fund’s long exposure to the Britain Pound, weakened performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	13.64%	4.64%	3.28%
Comparative Benchmark(s)
MSCI World Index (net div) +∆	33.68%	12.03%	9.78%
Bloomberg 1-3 Year U.S. Treasury Bond Index +∆	5.78%	1.29%	1.32%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.44%	2.37%	1.67%
+
Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 135,540,400
Holdings Count | Holding	1,056
Advisory Fees Paid, Amount	$ 1,087,314	[4]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	135,540,400	Total Management Fee ($)#:	1,087,314
Total Number of Holdings:	1,056	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.8%	43.0%	(17.2)%	41.6%)
	United Kingdom	0.4%	3.1%	0.0%)	3.5%)
	Japan	0.4%	2.1%	0.0%)	2.5%)
	North America ex-U.S.	1.1%	0.4%	0.0%)	1.5%)
	Emerging Markets	0.1%	0.0%	0.0%)	0.1%)
	Asia/Pacific ex-Japan	0.8%	0.0%	(0.8)%	0.0%)
	Europe ex-U.K.	1.9%	0.0%	(2.1)%	(0.2)%
Equity	Europe ex-U.K.	11.0%	5.4%	(3.6)%	12.8%)
	North America ex-U.S.	2.1%	3.1%	0.0%)	5.2%)
	U.S. Large Cap	28.9%	0.2%	(24.5)%	4.6%)
	U.S Small/Mid Cap	21.7%	0.0%	(18.1)%	3.6%)
	Emerging Markets	2.7%	5.8%	(5.3)%	3.2%)
	Asia/Pacific ex-Japan	1.2%	4.4%	(3.4)%	2.2%)
	Japan	3.9%	0.0%	(2.7)%	1.2%)
	United Kingdom	2.5%	0.0%	(3.9)%	(1.4)%
Cash	Cash & Cash Equivalents (d)				6.5%)
	Other (e)				13.1%)
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054214 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global AlternativeStrategy Fund
Class Name	Class R1
Trading Symbol	DVRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$222	2.09%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2024, Class R1 shares of the fund provided a total return of 12.50%, at net asset value. This compares with a return of 33.68% and 5.78% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.44%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index:
    During the reporting period, the fund's allocation to both equity and fixed income securities contributed to absolute performance.
    Country selection within fixed income further boosted performance, in particular a long exposure to Australia and short exposure to Germany.
  Top detractors from performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index :
    Currency positions, used to tactically manage the currency allocation of the fund and express views, detracted from absolute performance. The fund’s short exposure to the Swiss Franc and New Zealand Dollar, which was partially offset by the fund’s long exposure to the Britain Pound, weakened performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	12.50%	3.62%	2.25%
Comparative Benchmark(s)
MSCI World Index (net div) +∆	33.68%	12.03%	9.78%
Bloomberg 1-3 Year U.S. Treasury Bond Index +∆	5.78%	1.29%	1.32%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.44%	2.37%	1.67%
+
Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 135,540,400
Holdings Count | Holding	1,056
Advisory Fees Paid, Amount	$ 1,087,314	[5]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	135,540,400	Total Management Fee ($)#:	1,087,314
Total Number of Holdings:	1,056	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.8%	43.0%	(17.2)%	41.6%)
	United Kingdom	0.4%	3.1%	0.0%)	3.5%)
	Japan	0.4%	2.1%	0.0%)	2.5%)
	North America ex-U.S.	1.1%	0.4%	0.0%)	1.5%)
	Emerging Markets	0.1%	0.0%	0.0%)	0.1%)
	Asia/Pacific ex-Japan	0.8%	0.0%	(0.8)%	0.0%)
	Europe ex-U.K.	1.9%	0.0%	(2.1)%	(0.2)%
Equity	Europe ex-U.K.	11.0%	5.4%	(3.6)%	12.8%)
	North America ex-U.S.	2.1%	3.1%	0.0%)	5.2%)
	U.S. Large Cap	28.9%	0.2%	(24.5)%	4.6%)
	U.S Small/Mid Cap	21.7%	0.0%	(18.1)%	3.6%)
	Emerging Markets	2.7%	5.8%	(5.3)%	3.2%)
	Asia/Pacific ex-Japan	1.2%	4.4%	(3.4)%	2.2%)
	Japan	3.9%	0.0%	(2.7)%	1.2%)
	United Kingdom	2.5%	0.0%	(3.9)%	(1.4)%
Cash	Cash & Cash Equivalents (d)				6.5%)
	Other (e)				13.1%)
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054216 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global AlternativeStrategy Fund
Class Name	Class R2
Trading Symbol	DVRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$169	1.59%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2024, Class R2 shares of the fund provided a total return of 13.13%, at net asset value. This compares with a return of 33.68% and 5.78% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.44%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index:
    During the reporting period, the fund's allocation to both equity and fixed income securities contributed to absolute performance.
    Country selection within fixed income further boosted performance, in particular a long exposure to Australia and short exposure to Germany.
  Top detractors from performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index :
    Currency positions, used to tactically manage the currency allocation of the fund and express views, detracted from absolute performance. The fund’s short exposure to the Swiss Franc and New Zealand Dollar, which was partially offset by the fund’s long exposure to the Britain Pound, weakened performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	13.13%	4.13%	2.77%
Comparative Benchmark(s)
MSCI World Index (net div) +∆	33.68%	12.03%	9.78%
Bloomberg 1-3 Year U.S. Treasury Bond Index +∆	5.78%	1.29%	1.32%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.44%	2.37%	1.67%
+
Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 135,540,400
Holdings Count | Holding	1,056
Advisory Fees Paid, Amount	$ 1,087,314	[6]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	135,540,400	Total Management Fee ($)#:	1,087,314
Total Number of Holdings:	1,056	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.8%	43.0%	(17.2)%	41.6%)
	United Kingdom	0.4%	3.1%	0.0%)	3.5%)
	Japan	0.4%	2.1%	0.0%)	2.5%)
	North America ex-U.S.	1.1%	0.4%	0.0%)	1.5%)
	Emerging Markets	0.1%	0.0%	0.0%)	0.1%)
	Asia/Pacific ex-Japan	0.8%	0.0%	(0.8)%	0.0%)
	Europe ex-U.K.	1.9%	0.0%	(2.1)%	(0.2)%
Equity	Europe ex-U.K.	11.0%	5.4%	(3.6)%	12.8%)
	North America ex-U.S.	2.1%	3.1%	0.0%)	5.2%)
	U.S. Large Cap	28.9%	0.2%	(24.5)%	4.6%)
	U.S Small/Mid Cap	21.7%	0.0%	(18.1)%	3.6%)
	Emerging Markets	2.7%	5.8%	(5.3)%	3.2%)
	Asia/Pacific ex-Japan	1.2%	4.4%	(3.4)%	2.2%)
	Japan	3.9%	0.0%	(2.7)%	1.2%)
	United Kingdom	2.5%	0.0%	(3.9)%	(1.4)%
Cash	Cash & Cash Equivalents (d)				6.5%)
	Other (e)				13.1%)
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054217 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global AlternativeStrategy Fund
Class Name	Class R3
Trading Symbol	DVRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$144	1.35%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2024, Class R3 shares of the fund provided a total return of 13.38%, at net asset value. This compares with a return of 33.68% and 5.78% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.44%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index:
    During the reporting period, the fund's allocation to both equity and fixed income securities contributed to absolute performance.
    Country selection within fixed income further boosted performance, in particular a long exposure to Australia and short exposure to Germany.
  Top detractors from performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index :
    Currency positions, used to tactically manage the currency allocation of the fund and express views, detracted from absolute performance. The fund’s short exposure to the Swiss Franc and New Zealand Dollar, which was partially offset by the fund’s long exposure to the Britain Pound, weakened performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	13.38%	4.39%	3.01%
Comparative Benchmark(s)
MSCI World Index (net div) +∆	33.68%	12.03%	9.78%
Bloomberg 1-3 Year U.S. Treasury Bond Index +∆	5.78%	1.29%	1.32%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.44%	2.37%	1.67%
+
Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 135,540,400
Holdings Count | Holding	1,056
Advisory Fees Paid, Amount	$ 1,087,314	[7]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	135,540,400	Total Management Fee ($)#:	1,087,314
Total Number of Holdings:	1,056	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.8%	43.0%	(17.2)%	41.6%)
	United Kingdom	0.4%	3.1%	0.0%)	3.5%)
	Japan	0.4%	2.1%	0.0%)	2.5%)
	North America ex-U.S.	1.1%	0.4%	0.0%)	1.5%)
	Emerging Markets	0.1%	0.0%	0.0%)	0.1%)
	Asia/Pacific ex-Japan	0.8%	0.0%	(0.8)%	0.0%)
	Europe ex-U.K.	1.9%	0.0%	(2.1)%	(0.2)%
Equity	Europe ex-U.K.	11.0%	5.4%	(3.6)%	12.8%)
	North America ex-U.S.	2.1%	3.1%	0.0%)	5.2%)
	U.S. Large Cap	28.9%	0.2%	(24.5)%	4.6%)
	U.S Small/Mid Cap	21.7%	0.0%	(18.1)%	3.6%)
	Emerging Markets	2.7%	5.8%	(5.3)%	3.2%)
	Asia/Pacific ex-Japan	1.2%	4.4%	(3.4)%	2.2%)
	Japan	3.9%	0.0%	(2.7)%	1.2%)
	United Kingdom	2.5%	0.0%	(3.9)%	(1.4)%
Cash	Cash & Cash Equivalents (d)				6.5%)
	Other (e)				13.1%)
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054208 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global AlternativeStrategy Fund
Class Name	Class R4
Trading Symbol	DVRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2024, Class R4 shares of the fund provided a total return of 13.68%, at net asset value. This compares with a return of 33.68% and 5.78% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.44%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index:
    During the reporting period, the fund's allocation to both equity and fixed income securities contributed to absolute performance.
    Country selection within fixed income further boosted performance, in particular a long exposure to Australia and short exposure to Germany.
  Top detractors from performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index :
    Currency positions, used to tactically manage the currency allocation of the fund and express views, detracted from absolute performance. The fund’s short exposure to the Swiss Franc and New Zealand Dollar, which was partially offset by the fund’s long exposure to the Britain Pound, weakened performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	13.68%	4.66%	3.23%
Comparative Benchmark(s)
MSCI World Index (net div) +∆	33.68%	12.03%	9.78%
Bloomberg 1-3 Year U.S. Treasury Bond Index +∆	5.78%	1.29%	1.32%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.44%	2.37%	1.67%
+
Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 135,540,400
Holdings Count | Holding	1,056
Advisory Fees Paid, Amount	$ 1,087,314	[8]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	135,540,400	Total Management Fee ($)#:	1,087,314
Total Number of Holdings:	1,056	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.8%	43.0%	(17.2)%	41.6%)
	United Kingdom	0.4%	3.1%	0.0%)	3.5%)
	Japan	0.4%	2.1%	0.0%)	2.5%)
	North America ex-U.S.	1.1%	0.4%	0.0%)	1.5%)
	Emerging Markets	0.1%	0.0%	0.0%)	0.1%)
	Asia/Pacific ex-Japan	0.8%	0.0%	(0.8)%	0.0%)
	Europe ex-U.K.	1.9%	0.0%	(2.1)%	(0.2)%
Equity	Europe ex-U.K.	11.0%	5.4%	(3.6)%	12.8%)
	North America ex-U.S.	2.1%	3.1%	0.0%)	5.2%)
	U.S. Large Cap	28.9%	0.2%	(24.5)%	4.6%)
	U.S Small/Mid Cap	21.7%	0.0%	(18.1)%	3.6%)
	Emerging Markets	2.7%	5.8%	(5.3)%	3.2%)
	Asia/Pacific ex-Japan	1.2%	4.4%	(3.4)%	2.2%)
	Japan	3.9%	0.0%	(2.7)%	1.2%)
	United Kingdom	2.5%	0.0%	(3.9)%	(1.4)%
Cash	Cash & Cash Equivalents (d)				6.5%)
	Other (e)				13.1%)
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054209 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global AlternativeStrategy Fund
Class Name	Class R6
Trading Symbol	DVRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2024, Class R6 shares of the fund provided a total return of 13.68%, at net asset value. This compares with a return of 33.68% and 5.78% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 5.44%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index:
    During the reporting period, the fund's allocation to both equity and fixed income securities contributed to absolute performance.
    Country selection within fixed income further boosted performance, in particular a long exposure to Australia and short exposure to Germany.
  Top detractors from performance relative to the ICE BofA 0-3 Month U.S. Treasury Bill Index :
    Currency positions, used to tactically manage the currency allocation of the fund and express views, detracted from absolute performance. The fund’s short exposure to the Swiss Franc and New Zealand Dollar, which was partially offset by the fund’s long exposure to the Britain Pound, weakened performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	13.68%	4.73%	3.37%
Comparative Benchmark(s)
MSCI World Index (net div) +∆	33.68%	12.03%	9.78%
Bloomberg 1-3 Year U.S. Treasury Bond Index +∆	5.78%	1.29%	1.32%
ICE BofA 0-3 Month U.S. Treasury Bill Index +∆	5.44%	2.37%	1.67%
+
Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the MSCI World Index (net div) replaced the Bloomberg 1-3 Year U.S. Treasury Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Treasury Bond Index as an additional benchmark that MFS believes corresponds to the fund’s investment strategies. The fund also uses the ICE BofA 0-3 Month U.S. Treasury Bill Index as an additional benchmark that MFS believes is reasonable to measure the fund’s performance.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 135,540,400
Holdings Count | Holding	1,056
Advisory Fees Paid, Amount	$ 1,087,314	[9]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	135,540,400	Total Management Fee ($)#:	1,087,314
Total Number of Holdings:	1,056	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.8%	43.0%	(17.2)%	41.6%)
	United Kingdom	0.4%	3.1%	0.0%)	3.5%)
	Japan	0.4%	2.1%	0.0%)	2.5%)
	North America ex-U.S.	1.1%	0.4%	0.0%)	1.5%)
	Emerging Markets	0.1%	0.0%	0.0%)	0.1%)
	Asia/Pacific ex-Japan	0.8%	0.0%	(0.8)%	0.0%)
	Europe ex-U.K.	1.9%	0.0%	(2.1)%	(0.2)%
Equity	Europe ex-U.K.	11.0%	5.4%	(3.6)%	12.8%)
	North America ex-U.S.	2.1%	3.1%	0.0%)	5.2%)
	U.S. Large Cap	28.9%	0.2%	(24.5)%	4.6%)
	U.S Small/Mid Cap	21.7%	0.0%	(18.1)%	3.6%)
	Emerging Markets	2.7%	5.8%	(5.3)%	3.2%)
	Asia/Pacific ex-Japan	1.2%	4.4%	(3.4)%	2.2%)
	Japan	3.9%	0.0%	(2.7)%	1.2%)
	United Kingdom	2.5%	0.0%	(3.9)%	(1.4)%
Cash	Cash & Cash Equivalents (d)				6.5%)
	Other (e)				13.1%)
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000088951 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class A
Trading Symbol	MCSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$115	1.15%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class A shares of the MFS Commodity Strategy Fund (fund) provided a total return of 0.19%, at net asset value. This compares with a return of ‑1.18% for the fund’s benchmark, the Bloomberg Commodity Index.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, boosted relative performance.
    An underweight allocation to the natural gas within the energy commodities, further aided relative returns.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight exposure to precious metals commodities, mainly gold and silver, held back relative performance.
    An underweight exposure to industrial metal commodities, most notably copper and aluminum, also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	0.19%)	7.18%	0.18%)
A with initial sales charge (5.75%)	(5.57)%	5.92%	(0.41)%
Comparative Benchmark(s)
Bloomberg Commodity Index ∆	(1.18)%	6.96%	(0.08)%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 873,947,211
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 6,262,413	[10]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	873,947,211	Total Management Fee ($)#:	6,262,413
Total Number of Holdings:	386	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	96.4%	0.0%)	96.4%)
Commodity Exposure	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	16.6%	(2.1)%	14.5%)
Other	8.4%	(119.2)%	(110.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.8%	0.0%)	7.8%)
AA	11.0%	0.0%)	11.0%)
A	12.0%	0.0%)	12.0%)
BBB	23.8%	0.0%)	23.8%)
U.S. Government	30.3%	0.0%)	30.3%)
Federal Agencies	0.5%	0.0%)	0.5%)
Not Rated	10.9%	(6.7)%	4.2%)
Non-Fixed Income	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	10.4%	0.0%)	10.4%)
Other	8.4%	(108.3)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.9%	(1.4)%	16.5%
Natural Gas	8.2%	(0.5)%	7.7%
Brent Crude	6.5%	0.0%)	6.5%
WTI Crude Oil	6.4%	0.0%)	6.4%
Coffee	5.5%	0.0%)	5.5%
Live Cattle	5.3%	0.0%)	5.3%
Silver	5.9%	(0.9)%	5.0%
Corn	4.7%	0.0%)	4.7%
Copper (COMEX)	5.6%	(1.1)%	4.5%
Soybeans	4.3%	0.0%)	4.3%
Unleaded Gasoline	3.7%	0.0%)	3.7%
Zinc	3.7%	0.0%)	3.7%
Heating Oil	3.2%	0.0%)	3.2%
Soybean Oil	2.9%	0.0%)	2.9%
Sugar	2.8%	0.0%)	2.8%
Lean Hogs	2.7%	0.0%)	2.7%
Soybean Meal	2.7%	0.0%)	2.7%
Aluminum	4.4%	(1.7)%	2.7%
Cotton	2.6%	0.0%)	2.6%
Gas Oil	2.3%	0.0%)	2.3%
Nickel	2.3%	0.0%)	2.3%
Wheat	2.4%	(1.3)%	1.1%
Lead	0.8%	0.0%)	0.8%
Kansas Wheat	1.5%	(1.5)%	0.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088952 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class B
Trading Symbol	MCSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$189	1.89%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class B shares of the MFS Commodity Strategy Fund (fund) provided a total return of -0.38%, at net asset value. This compares with a return of ‑1.18% for the fund’s benchmark, the Bloomberg Commodity Index.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, boosted relative performance.
    An underweight allocation to the natural gas within the energy commodities, further aided relative returns.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight exposure to precious metals commodities, mainly gold and silver, held back relative performance.
    An underweight exposure to industrial metal commodities, most notably copper and aluminum, also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	(0.38)%	6.39%	4.27%
B with CDSC (declining over six years from 4% to 0%)×	(4.32)%	6.18%	4.27%
Comparative Benchmark(s)
Bloomberg Commodity Index ∆	(1.18)%	6.96%	5.08%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Aug. 15, 2018
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 873,947,211
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 6,262,413	[11]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	873,947,211	Total Management Fee ($)#:	6,262,413
Total Number of Holdings:	386	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	96.4%	0.0%)	96.4%)
Commodity Exposure	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	16.6%	(2.1)%	14.5%)
Other	8.4%	(119.2)%	(110.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.8%	0.0%)	7.8%)
AA	11.0%	0.0%)	11.0%)
A	12.0%	0.0%)	12.0%)
BBB	23.8%	0.0%)	23.8%)
U.S. Government	30.3%	0.0%)	30.3%)
Federal Agencies	0.5%	0.0%)	0.5%)
Not Rated	10.9%	(6.7)%	4.2%)
Non-Fixed Income	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	10.4%	0.0%)	10.4%)
Other	8.4%	(108.3)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.9%	(1.4)%	16.5%
Natural Gas	8.2%	(0.5)%	7.7%
Brent Crude	6.5%	0.0%)	6.5%
WTI Crude Oil	6.4%	0.0%)	6.4%
Coffee	5.5%	0.0%)	5.5%
Live Cattle	5.3%	0.0%)	5.3%
Silver	5.9%	(0.9)%	5.0%
Corn	4.7%	0.0%)	4.7%
Copper (COMEX)	5.6%	(1.1)%	4.5%
Soybeans	4.3%	0.0%)	4.3%
Unleaded Gasoline	3.7%	0.0%)	3.7%
Zinc	3.7%	0.0%)	3.7%
Heating Oil	3.2%	0.0%)	3.2%
Soybean Oil	2.9%	0.0%)	2.9%
Sugar	2.8%	0.0%)	2.8%
Lean Hogs	2.7%	0.0%)	2.7%
Soybean Meal	2.7%	0.0%)	2.7%
Aluminum	4.4%	(1.7)%	2.7%
Cotton	2.6%	0.0%)	2.6%
Gas Oil	2.3%	0.0%)	2.3%
Nickel	2.3%	0.0%)	2.3%
Wheat	2.4%	(1.3)%	1.1%
Lead	0.8%	0.0%)	0.8%
Kansas Wheat	1.5%	(1.5)%	0.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088953 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class C
Trading Symbol	MCSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$189	1.90%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class C shares of the MFS Commodity Strategy Fund (fund) provided a total return of -0.74%, at net asset value. This compares with a return of ‑1.18% for the fund’s benchmark, the Bloomberg Commodity Index.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, boosted relative performance.
    An underweight allocation to the natural gas within the energy commodities, further aided relative returns.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight exposure to precious metals commodities, mainly gold and silver, held back relative performance.
    An underweight exposure to industrial metal commodities, most notably copper and aluminum, also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	(0.74)%	6.35%	4.24%
C with CDSC (1% for 12 months)×	(1.73)%	6.35%	4.24%
Comparative Benchmark(s)
Bloomberg Commodity Index ∆	(1.18)%	6.96%	5.08%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Aug. 15, 2018
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 873,947,211
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 6,262,413	[12]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	873,947,211	Total Management Fee ($)#:	6,262,413
Total Number of Holdings:	386	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	96.4%	0.0%)	96.4%)
Commodity Exposure	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	16.6%	(2.1)%	14.5%)
Other	8.4%	(119.2)%	(110.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.8%	0.0%)	7.8%)
AA	11.0%	0.0%)	11.0%)
A	12.0%	0.0%)	12.0%)
BBB	23.8%	0.0%)	23.8%)
U.S. Government	30.3%	0.0%)	30.3%)
Federal Agencies	0.5%	0.0%)	0.5%)
Not Rated	10.9%	(6.7)%	4.2%)
Non-Fixed Income	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	10.4%	0.0%)	10.4%)
Other	8.4%	(108.3)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.9%	(1.4)%	16.5%
Natural Gas	8.2%	(0.5)%	7.7%
Brent Crude	6.5%	0.0%)	6.5%
WTI Crude Oil	6.4%	0.0%)	6.4%
Coffee	5.5%	0.0%)	5.5%
Live Cattle	5.3%	0.0%)	5.3%
Silver	5.9%	(0.9)%	5.0%
Corn	4.7%	0.0%)	4.7%
Copper (COMEX)	5.6%	(1.1)%	4.5%
Soybeans	4.3%	0.0%)	4.3%
Unleaded Gasoline	3.7%	0.0%)	3.7%
Zinc	3.7%	0.0%)	3.7%
Heating Oil	3.2%	0.0%)	3.2%
Soybean Oil	2.9%	0.0%)	2.9%
Sugar	2.8%	0.0%)	2.8%
Lean Hogs	2.7%	0.0%)	2.7%
Soybean Meal	2.7%	0.0%)	2.7%
Aluminum	4.4%	(1.7)%	2.7%
Cotton	2.6%	0.0%)	2.6%
Gas Oil	2.3%	0.0%)	2.3%
Nickel	2.3%	0.0%)	2.3%
Wheat	2.4%	(1.3)%	1.1%
Lead	0.8%	0.0%)	0.8%
Kansas Wheat	1.5%	(1.5)%	0.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088954 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class I
Trading Symbol	MCSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class I shares of the MFS Commodity Strategy Fund (fund) provided a total return of 0.25%, at net asset value. This compares with a return of ‑1.18% for the fund’s benchmark, the Bloomberg Commodity Index.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, boosted relative performance.
    An underweight allocation to the natural gas within the energy commodities, further aided relative returns.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight exposure to precious metals commodities, mainly gold and silver, held back relative performance.
    An underweight exposure to industrial metal commodities, most notably copper and aluminum, also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	0.25%)	7.46%	0.43%)
Comparative Benchmark(s)
Bloomberg Commodity Index ∆	(1.18)%	6.96%	(0.08)%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 873,947,211
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 6,262,413	[13]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	873,947,211	Total Management Fee ($)#:	6,262,413
Total Number of Holdings:	386	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	96.4%	0.0%)	96.4%)
Commodity Exposure	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	16.6%	(2.1)%	14.5%)
Other	8.4%	(119.2)%	(110.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.8%	0.0%)	7.8%)
AA	11.0%	0.0%)	11.0%)
A	12.0%	0.0%)	12.0%)
BBB	23.8%	0.0%)	23.8%)
U.S. Government	30.3%	0.0%)	30.3%)
Federal Agencies	0.5%	0.0%)	0.5%)
Not Rated	10.9%	(6.7)%	4.2%)
Non-Fixed Income	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	10.4%	0.0%)	10.4%)
Other	8.4%	(108.3)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.9%	(1.4)%	16.5%
Natural Gas	8.2%	(0.5)%	7.7%
Brent Crude	6.5%	0.0%)	6.5%
WTI Crude Oil	6.4%	0.0%)	6.4%
Coffee	5.5%	0.0%)	5.5%
Live Cattle	5.3%	0.0%)	5.3%
Silver	5.9%	(0.9)%	5.0%
Corn	4.7%	0.0%)	4.7%
Copper (COMEX)	5.6%	(1.1)%	4.5%
Soybeans	4.3%	0.0%)	4.3%
Unleaded Gasoline	3.7%	0.0%)	3.7%
Zinc	3.7%	0.0%)	3.7%
Heating Oil	3.2%	0.0%)	3.2%
Soybean Oil	2.9%	0.0%)	2.9%
Sugar	2.8%	0.0%)	2.8%
Lean Hogs	2.7%	0.0%)	2.7%
Soybean Meal	2.7%	0.0%)	2.7%
Aluminum	4.4%	(1.7)%	2.7%
Cotton	2.6%	0.0%)	2.6%
Gas Oil	2.3%	0.0%)	2.3%
Nickel	2.3%	0.0%)	2.3%
Wheat	2.4%	(1.3)%	1.1%
Lead	0.8%	0.0%)	0.8%
Kansas Wheat	1.5%	(1.5)%	0.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088955 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class R1
Trading Symbol	MCSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$189	1.90%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R1 shares of the MFS Commodity Strategy Fund (fund) provided a total return of -0.76%, at net asset value. This compares with a return of ‑1.18% for the fund’s benchmark, the Bloomberg Commodity Index.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, boosted relative performance.
    An underweight allocation to the natural gas within the energy commodities, further aided relative returns.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight exposure to precious metals commodities, mainly gold and silver, held back relative performance.
    An underweight exposure to industrial metal commodities, most notably copper and aluminum, also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	(0.76)%	6.35%	4.24%
Comparative Benchmark(s)
Bloomberg Commodity Index ∆	(1.18)%	6.96%	5.08%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 15, 2018
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 873,947,211
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 6,262,413	[14]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	873,947,211	Total Management Fee ($)#:	6,262,413
Total Number of Holdings:	386	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	96.4%	0.0%)	96.4%)
Commodity Exposure	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	16.6%	(2.1)%	14.5%)
Other	8.4%	(119.2)%	(110.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.8%	0.0%)	7.8%)
AA	11.0%	0.0%)	11.0%)
A	12.0%	0.0%)	12.0%)
BBB	23.8%	0.0%)	23.8%)
U.S. Government	30.3%	0.0%)	30.3%)
Federal Agencies	0.5%	0.0%)	0.5%)
Not Rated	10.9%	(6.7)%	4.2%)
Non-Fixed Income	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	10.4%	0.0%)	10.4%)
Other	8.4%	(108.3)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.9%	(1.4)%	16.5%
Natural Gas	8.2%	(0.5)%	7.7%
Brent Crude	6.5%	0.0%)	6.5%
WTI Crude Oil	6.4%	0.0%)	6.4%
Coffee	5.5%	0.0%)	5.5%
Live Cattle	5.3%	0.0%)	5.3%
Silver	5.9%	(0.9)%	5.0%
Corn	4.7%	0.0%)	4.7%
Copper (COMEX)	5.6%	(1.1)%	4.5%
Soybeans	4.3%	0.0%)	4.3%
Unleaded Gasoline	3.7%	0.0%)	3.7%
Zinc	3.7%	0.0%)	3.7%
Heating Oil	3.2%	0.0%)	3.2%
Soybean Oil	2.9%	0.0%)	2.9%
Sugar	2.8%	0.0%)	2.8%
Lean Hogs	2.7%	0.0%)	2.7%
Soybean Meal	2.7%	0.0%)	2.7%
Aluminum	4.4%	(1.7)%	2.7%
Cotton	2.6%	0.0%)	2.6%
Gas Oil	2.3%	0.0%)	2.3%
Nickel	2.3%	0.0%)	2.3%
Wheat	2.4%	(1.3)%	1.1%
Lead	0.8%	0.0%)	0.8%
Kansas Wheat	1.5%	(1.5)%	0.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088956 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class R2
Trading Symbol	MCSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$140	1.40%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R2 shares of the MFS Commodity Strategy Fund (fund) provided a total return of -0.19%, at net asset value. This compares with a return of ‑1.18% for the fund’s benchmark, the Bloomberg Commodity Index.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, boosted relative performance.
    An underweight allocation to the natural gas within the energy commodities, further aided relative returns.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight exposure to precious metals commodities, mainly gold and silver, held back relative performance.
    An underweight exposure to industrial metal commodities, most notably copper and aluminum, also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	(0.19)%	6.89%	4.76%
Comparative Benchmark(s)
Bloomberg Commodity Index ∆	(1.18)%	6.96%	5.08%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 15, 2018
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 873,947,211
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 6,262,413	[15]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	873,947,211	Total Management Fee ($)#:	6,262,413
Total Number of Holdings:	386	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	96.4%	0.0%)	96.4%)
Commodity Exposure	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	16.6%	(2.1)%	14.5%)
Other	8.4%	(119.2)%	(110.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.8%	0.0%)	7.8%)
AA	11.0%	0.0%)	11.0%)
A	12.0%	0.0%)	12.0%)
BBB	23.8%	0.0%)	23.8%)
U.S. Government	30.3%	0.0%)	30.3%)
Federal Agencies	0.5%	0.0%)	0.5%)
Not Rated	10.9%	(6.7)%	4.2%)
Non-Fixed Income	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	10.4%	0.0%)	10.4%)
Other	8.4%	(108.3)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.9%	(1.4)%	16.5%
Natural Gas	8.2%	(0.5)%	7.7%
Brent Crude	6.5%	0.0%)	6.5%
WTI Crude Oil	6.4%	0.0%)	6.4%
Coffee	5.5%	0.0%)	5.5%
Live Cattle	5.3%	0.0%)	5.3%
Silver	5.9%	(0.9)%	5.0%
Corn	4.7%	0.0%)	4.7%
Copper (COMEX)	5.6%	(1.1)%	4.5%
Soybeans	4.3%	0.0%)	4.3%
Unleaded Gasoline	3.7%	0.0%)	3.7%
Zinc	3.7%	0.0%)	3.7%
Heating Oil	3.2%	0.0%)	3.2%
Soybean Oil	2.9%	0.0%)	2.9%
Sugar	2.8%	0.0%)	2.8%
Lean Hogs	2.7%	0.0%)	2.7%
Soybean Meal	2.7%	0.0%)	2.7%
Aluminum	4.4%	(1.7)%	2.7%
Cotton	2.6%	0.0%)	2.6%
Gas Oil	2.3%	0.0%)	2.3%
Nickel	2.3%	0.0%)	2.3%
Wheat	2.4%	(1.3)%	1.1%
Lead	0.8%	0.0%)	0.8%
Kansas Wheat	1.5%	(1.5)%	0.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088957 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class R3
Trading Symbol	MCSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$115	1.15%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R3 shares of the MFS Commodity Strategy Fund (fund) provided a total return of 0.00%, at net asset value. This compares with a return of ‑1.18% for the fund’s benchmark, the Bloomberg Commodity Index.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, boosted relative performance.
    An underweight allocation to the natural gas within the energy commodities, further aided relative returns.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight exposure to precious metals commodities, mainly gold and silver, held back relative performance.
    An underweight exposure to industrial metal commodities, most notably copper and aluminum, also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	0.00%)	7.14%	5.01%
Comparative Benchmark(s)
Bloomberg Commodity Index ∆	(1.18)%	6.96%	5.08%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 15, 2018
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 873,947,211
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 6,262,413	[16]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	873,947,211	Total Management Fee ($)#:	6,262,413
Total Number of Holdings:	386	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	96.4%	0.0%)	96.4%)
Commodity Exposure	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	16.6%	(2.1)%	14.5%)
Other	8.4%	(119.2)%	(110.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.8%	0.0%)	7.8%)
AA	11.0%	0.0%)	11.0%)
A	12.0%	0.0%)	12.0%)
BBB	23.8%	0.0%)	23.8%)
U.S. Government	30.3%	0.0%)	30.3%)
Federal Agencies	0.5%	0.0%)	0.5%)
Not Rated	10.9%	(6.7)%	4.2%)
Non-Fixed Income	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	10.4%	0.0%)	10.4%)
Other	8.4%	(108.3)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.9%	(1.4)%	16.5%
Natural Gas	8.2%	(0.5)%	7.7%
Brent Crude	6.5%	0.0%)	6.5%
WTI Crude Oil	6.4%	0.0%)	6.4%
Coffee	5.5%	0.0%)	5.5%
Live Cattle	5.3%	0.0%)	5.3%
Silver	5.9%	(0.9)%	5.0%
Corn	4.7%	0.0%)	4.7%
Copper (COMEX)	5.6%	(1.1)%	4.5%
Soybeans	4.3%	0.0%)	4.3%
Unleaded Gasoline	3.7%	0.0%)	3.7%
Zinc	3.7%	0.0%)	3.7%
Heating Oil	3.2%	0.0%)	3.2%
Soybean Oil	2.9%	0.0%)	2.9%
Sugar	2.8%	0.0%)	2.8%
Lean Hogs	2.7%	0.0%)	2.7%
Soybean Meal	2.7%	0.0%)	2.7%
Aluminum	4.4%	(1.7)%	2.7%
Cotton	2.6%	0.0%)	2.6%
Gas Oil	2.3%	0.0%)	2.3%
Nickel	2.3%	0.0%)	2.3%
Wheat	2.4%	(1.3)%	1.1%
Lead	0.8%	0.0%)	0.8%
Kansas Wheat	1.5%	(1.5)%	0.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088958 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class R4
Trading Symbol	MCSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$89	0.89%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R4 shares of the MFS Commodity Strategy Fund (fund) provided a total return of 0.26%, at net asset value. This compares with a return of ‑1.18% for the fund’s benchmark, the Bloomberg Commodity Index.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, boosted relative performance.
    An underweight allocation to the natural gas within the energy commodities, further aided relative returns.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight exposure to precious metals commodities, mainly gold and silver, held back relative performance.
    An underweight exposure to industrial metal commodities, most notably copper and aluminum, also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	0.26%)	7.43%	5.28%
Comparative Benchmark(s)
Bloomberg Commodity Index ∆	(1.18)%	6.96%	5.08%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2024.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 15, 2018
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 873,947,211
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 6,262,413	[17]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	873,947,211	Total Management Fee ($)#:	6,262,413
Total Number of Holdings:	386	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	96.4%	0.0%)	96.4%)
Commodity Exposure	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	16.6%	(2.1)%	14.5%)
Other	8.4%	(119.2)%	(110.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.8%	0.0%)	7.8%)
AA	11.0%	0.0%)	11.0%)
A	12.0%	0.0%)	12.0%)
BBB	23.8%	0.0%)	23.8%)
U.S. Government	30.3%	0.0%)	30.3%)
Federal Agencies	0.5%	0.0%)	0.5%)
Not Rated	10.9%	(6.7)%	4.2%)
Non-Fixed Income	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	10.4%	0.0%)	10.4%)
Other	8.4%	(108.3)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.9%	(1.4)%	16.5%
Natural Gas	8.2%	(0.5)%	7.7%
Brent Crude	6.5%	0.0%)	6.5%
WTI Crude Oil	6.4%	0.0%)	6.4%
Coffee	5.5%	0.0%)	5.5%
Live Cattle	5.3%	0.0%)	5.3%
Silver	5.9%	(0.9)%	5.0%
Corn	4.7%	0.0%)	4.7%
Copper (COMEX)	5.6%	(1.1)%	4.5%
Soybeans	4.3%	0.0%)	4.3%
Unleaded Gasoline	3.7%	0.0%)	3.7%
Zinc	3.7%	0.0%)	3.7%
Heating Oil	3.2%	0.0%)	3.2%
Soybean Oil	2.9%	0.0%)	2.9%
Sugar	2.8%	0.0%)	2.8%
Lean Hogs	2.7%	0.0%)	2.7%
Soybean Meal	2.7%	0.0%)	2.7%
Aluminum	4.4%	(1.7)%	2.7%
Cotton	2.6%	0.0%)	2.6%
Gas Oil	2.3%	0.0%)	2.3%
Nickel	2.3%	0.0%)	2.3%
Wheat	2.4%	(1.3)%	1.1%
Lead	0.8%	0.0%)	0.8%
Kansas Wheat	1.5%	(1.5)%	0.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000119775 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class R6
Trading Symbol	MCSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$81	0.81%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R6 shares of the MFS Commodity Strategy Fund (fund) provided a total return of 0.33%, at net asset value. This compares with a return of ‑1.18% for the fund’s benchmark, the Bloomberg Commodity Index.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, boosted relative performance.
    An underweight allocation to the natural gas within the energy commodities, further aided relative returns.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight exposure to precious metals commodities, mainly gold and silver, held back relative performance.
    An underweight exposure to industrial metal commodities, most notably copper and aluminum, also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	0.33%)	7.45%	0.44%)
Comparative Benchmark(s)
Bloomberg Commodity Index ∆	(1.18)%	6.96%	(0.08)%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 873,947,211
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 6,262,413	[18]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	873,947,211	Total Management Fee ($)#:	6,262,413
Total Number of Holdings:	386	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	96.4%	0.0%)	96.4%)
Commodity Exposure	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	16.6%	(2.1)%	14.5%)
Other	8.4%	(119.2)%	(110.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.8%	0.0%)	7.8%)
AA	11.0%	0.0%)	11.0%)
A	12.0%	0.0%)	12.0%)
BBB	23.8%	0.0%)	23.8%)
U.S. Government	30.3%	0.0%)	30.3%)
Federal Agencies	0.5%	0.0%)	0.5%)
Not Rated	10.9%	(6.7)%	4.2%)
Non-Fixed Income	108.3%	(8.4)%	99.9%)
Cash & Cash Equivalents	10.4%	0.0%)	10.4%)
Other	8.4%	(108.3)%	(99.9)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.9%	(1.4)%	16.5%
Natural Gas	8.2%	(0.5)%	7.7%
Brent Crude	6.5%	0.0%)	6.5%
WTI Crude Oil	6.4%	0.0%)	6.4%
Coffee	5.5%	0.0%)	5.5%
Live Cattle	5.3%	0.0%)	5.3%
Silver	5.9%	(0.9)%	5.0%
Corn	4.7%	0.0%)	4.7%
Copper (COMEX)	5.6%	(1.1)%	4.5%
Soybeans	4.3%	0.0%)	4.3%
Unleaded Gasoline	3.7%	0.0%)	3.7%
Zinc	3.7%	0.0%)	3.7%
Heating Oil	3.2%	0.0%)	3.2%
Soybean Oil	2.9%	0.0%)	2.9%
Sugar	2.8%	0.0%)	2.8%
Lean Hogs	2.7%	0.0%)	2.7%
Soybean Meal	2.7%	0.0%)	2.7%
Aluminum	4.4%	(1.7)%	2.7%
Cotton	2.6%	0.0%)	2.6%
Gas Oil	2.3%	0.0%)	2.3%
Nickel	2.3%	0.0%)	2.3%
Wheat	2.4%	(1.3)%	1.1%
Lead	0.8%	0.0%)	0.8%
Kansas Wheat	1.5%	(1.5)%	0.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

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